Talcott Resolution Life Insurance Company

Talcott Resolution Life Insurance Company Separate Account Three

File No. 333-119414
The Director M
The Director M Select
The Huntington Director M
First Horizon Director M
Director M Platinum
AmSouth Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra

File No. 333-119419
Director M Access

File No. 333-119415
The Director M Edge

File No. 333-119422
The Director M Plus
AmSouth VA M Plus
The Director M Select Plus

File No. 333-119417
The Director M Outlook
Director M Platinum Outlook
AmSouth VA M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook

Talcott Resolution Life and Annuity Insurance Company

Talcott Resolution Life and Annuity Insurance Company Separate Account Three

File No. 333-119423
Director M Access

File No. 333-119420
The Director M Edge

File No. 333-119416
The Director M Plus

File No. 333-119421
The Director M Outlook
Wells Fargo Director M Outlook

Product Information Notice Dated July 30, 2019

The Board of Directors of Lord Abbett Series Fund, Inc. approved a Plan of Liquidation of the Classic Stock Portfolio (the “Portfolio”). Effective as of the close of business on or about July 31, 2019, any Contract Value allocated to the Classic Stock Portfolio Sub-Account will be transferred to the Invesco V.I. Money Market Fund Sub-Account.

Due to the liquidation of the Portfolio, you will no longer be able to allocate new Premium Payments or make transfers to the affected Sub-Account, including program trades effective as of the close of business on July 30, 2019. You may transfer some or all of your Contract Value in the affected Sub-Account to other investment options currently offered by your Contract.

Also, effective as of the close of business on July 30, 2019:

•
DCA, Asset Rebalancing and/or InvestEase® Programs: If you are enrolled in a DCA, Asset Rebalancing and/or InvestEase® Program that includes the Portfolio you may provide us alternative instructions prior to July 30, 2019. If you do not provide us alternative instructions prior to July 30, 2019, we will automatically update your DCA, Asset Rebalancing and/or InvestEase® Program to replace the Portfolio with the Invesco V.I. Money Market Fund Sub-Account;

•
Automatic Income Program: If you are enrolled in an Automatic Income Program that includes the Portfolio, your income payments will continue to come out of the Portfolio until the Portfolio liquidates on July 31, 2019. Upon the Portfolio’s liquidation, all Contract Value in the Portfolio will be automatically transferred to the Invesco V.I. Money Market Fund Sub-Account and your Automatic Income Program will be automatically updated to replace the Portfolio with the Invesco V.I. Money Market Fund Sub-Account, unless you provide us alternative instructions prior to July 31, 2019;

•
Allocation Models (Pre-defined or custom (“self-select”)): If you are invested in an Allocation Model that includes the Portfolio, the model will be automatically updated on July 30, 2019 to replace the Portfolio with the Invesco V.I. Money Market Fund Sub-Account. If you are in a “self-select” model and would like to change your selections or you would like to invest in a different model you may provide us new instructions at any time.

This Supplement Should Be Retained For Future Reference.

HV-7774